CONCESSION CONTRACT ASSETS (Details Narrative)	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised	R$ 15,000,000
Borrowing costs capitalised	9.44%
Amortization rate	3.00%
[custom:AmortizationRate]	16.11%
Reduction of amortization	R$ 269
[custom:ContractAssets11-0]	211
[custom:ContractAssets2-0]	R$ 4
Contract 0792020 [Member]
IfrsStatementLineItems [Line Items]
Repositioning factor	5000.00%